CONSOLIDATED STATEMENTS OF COMPREHENSIVE PROFIT (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net profit (loss)	$ (34,922)	$ (59,035)	$ (104,705)
Other comprehensive profit (loss), net of tax:
Unrealized gains (losses) on derivative instruments, net	899	1,634	(1,883)
Unrealized gains (losses) on available-for-sale debt securities	(86)	86	0
Foreign currency translation	0	(7)	68
Other comprehensive profit (loss)	813	1,713	(1,815)
Comprehensive profit (loss)	$ (34,109)	$ (57,322)	$ (106,520)